Short-term Investments - Summary of Debt Securities by Major Security Type (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 15,967
Gross unrealized gains	26
Fair value	15,993
U.S. Agency Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	1,000
Fair value	1,000
U.S. Government Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	14,967
Gross unrealized gains	26
Fair value	$ 14,993